As filed with the Securities and Exchange Commission on April 15, 2011

Securities Act File No. 333-171578

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☑
(Check appropriate box or boxes)
Pre-Effective Amendment No. 3  ☑
Post-Effective Amendment No.

NEXT INNOVATION CORP.

(Exact name of Registrant as specified in charter)

2965 Woodside Road
Woodside, CA 94062

(Address of Principal Executive Offices)

Registrant’s telephone number, including Area Code: (650) 206-2965

Michael T. Moe
Chief Executive Officer
NeXt Innovation Corp.
2965 Woodside Road
Woodside, CA 94062

(Name and address of agent for service)

COPIES TO:

Steven B. Boehm John J. Mahon Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004 (202) 383-0100	Thomas R. Westle Brad L. Shiffman Blank Rome LLP The Chrysler Building 405 Lexington Avenue New York, NY 10174 (212) 885-5000

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee(1)(3)
Common Stock, $0.01 par value per share	$60,375,000	$7,009.54

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
(2)	Includes shares that may be issued pursuant to the underwriters’ over-allotment option.
(3)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Amendment No. 3 to the Registration Statement on Form N-2 is solely to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C. The disclosure set forth in Parts A and B of the Registration Statement, as included in Amendment No. 2 to the Registration Statement, filed on March 30, 2011, is incorporated herein by reference to the extent required under the Securities Act of 1933, as amended.

PART C — OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

1. Financial Statements

The following financial statements of NeXt Innovation Corp. (the “Registrant” or the “Company”) are included in Part A “Information Required to be in the Prospectus” of the Registration Statement.

INDEX TO FINANCIAL STATEMENTS

Page
Report of Independent Registered Public Accounting Firm	F-2
Statement of Assets and Liabilities as of February 28, 2011	F-3
Notes to Statement of Assets and Liabilities	F-4

2. Exhibits

Exhibit Number	Description
a.	Amended and Restated Articles of Incorporation*
b.	Bylaws*
d.1	Form of Common Stock Certificate*
e.	Dividend Reinvestment Plan*
g.	Form of Investment Advisory Agreement by and between Registrant and NeXt Asset Management, LLC*
h.	Form of Underwriting Agreement*
j.	Form of Custodian Agreement
k.1	Form of Administration Agreement by and between Registrant and NeXt Innovation Service Company, LLC*
k.2	Form of Indemnification Agreement by and between Registrant and each of its directors*
l.	Opinion of Sutherland Asbill & Brennan LLP
n.1	Consent of Sutherland Asbill & Brennan LLP (Incorporated by reference to exhibit l hereto)
n.2	Consent of Grant Thornton LLP*
r.	Code of Ethics*

*	Previously filed in connection Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-171578) filed on March 30, 2011.

ITEM 26. MARKETING ARRANGEMENTS

The information contained under the heading “Underwriting” on this Registration Statement is incorporated herein by reference.

C-1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused Amendment No. 3 to this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodside, in the State of California, on the 14th day of April, 2011.

NEXT INNOVATION CORP.

By:	/s/ Michael T. Moe Michael T. Moe President, Chief Executive Officer and Chairman of the Board of Directors

Pursuant to the requirements of the Securities Act of 1933, as amended, Amendment No. 3 to this Registration Statement on Form N-2 has been signed by the following persons on behalf of the Registrant, and in the capacities indicated, on the 14th day of April, 2011.

Signature	Title
/s/ Michael T. Moe Michael T. Moe	President, Chief Executive Officer and Chairman of the Board of Directors (Principal Executive Officer)
/s/ Stephen D. Bard Stephen D. Bard	Chief Financial Officer, Chief Compliance Officer, Treasurer and Corporate Secretary (Principal Financial and Accounting Officer)
* Mark D. Klein	Director
* Leonard A. Potter	Director
* Mark W. Flynn	Director
** R. David Spreng	Director
*	Signed by Michael T. Moe pursuant to a power of attorney signed by each individual and filed with this Registration Statement on January 7, 2011.
**	Signed by Michael T. Moe pursuant to a power of attorney signed by such individual and filed with Amendment No. 2 to this Registration Statement on March 30, 2011.